Debt and Credit Facilities - Short-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt and Credit Facilities
Short-term debt		$ 494
Commercial paper
Debt and Credit Facilities
Short-term debt		494
Commercial paper | Maximum
Debt and Credit Facilities
Commercial paper authorized to be issued	$ 5,000	$ 5,000
Term of debt	365 days	365 days
Commercial paper | Weighted average
Debt and Credit Facilities
Interest rate	0.00%	5.57%